PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Fair Value Measurement of Level 3 Pension Plan Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets at beginning of year	$ 2,424	$ 2,596
Fair value of plan assets at end of year	2,161	2,424
Significant Other Unobservable Inputs (Level 3)
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets at beginning of year	603	599
Relating to assets held	(62)	28
Purchases, sales and settlements, net	(1)	(14)
Transfers out of Level 3		(10)
Transfers into Level 3	3
Fair value of plan assets at end of year	543	603
Significant Other Unobservable Inputs (Level 3) | Real estate
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets at beginning of year	79	75
Relating to assets held	(6)	2
Purchases, sales and settlements, net	2	2
Transfers out of Level 3		0
Transfers into Level 3	0
Fair value of plan assets at end of year	75	79
Significant Other Unobservable Inputs (Level 3) | Insurance contracts
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets at beginning of year	524	524
Relating to assets held	(56)	26
Purchases, sales and settlements, net	(3)	(16)
Transfers out of Level 3		(10)
Transfers into Level 3	3
Fair value of plan assets at end of year	$ 468	$ 524